Income Tax Expense (Benefit)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax Expense (Benefit)
22.	Income Tax Expense (Benefit)

(a)	Details of income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Current tax expense (benefit)
Current year	~~W~~	167,394	193,691	117,215
Adjustment for prior years		82,225	(35,787)	(55,410)

	~~W~~	249,619	157,904	61,805

Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	~~W~~	(226,360)	(963,385)	(319,496)
Change in unrecognized deferred tax assets(*)		64,818	333,317	(266,771)

	~~W~~	(161,542)	(630,068)	(586,267)

Income tax expense (benefit)	~~W~~	88,077	(472,164)	(524,462)

(*)
Change in unrecognized deferred tax assets in 2020 consist of tax effect from recognizing previously unrecognized deferred tax assets in relation to tax credit carry forwards due to amendments to tax laws in 2020 (extension of tax credit carryforward period from 5 years to 10 years and others) resulting in increase of probability for utilization of tax credit carry forwards.

(b)	Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2018, 2019, and 2020 are as follows:

(In millions of won)
	2018
	Before tax		Tax benefit	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	5,690	(1,169)	4,521
Foreign currency translation differences for foreign operations		(19,987)	—	(19,987)
Change in equity of equity method investee		57	—	57

	~~W~~	(14,240)	(1,169)	(15,409)

(In millions of won)
	2019
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	128,640	(35,235)	93,405
Foreign currency translation differences for foreign operations		106,690	—	106,690
Change in equity of equity method investee		4,163	—	4,163

	~~W~~	239,493	(35,235)	204,258

(In millions of won)
	2020
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	148,436	(38,032)	110,404
Foreign currency translation differences for foreign operations		48,181	—	48,181
Change in equity of equity method investee		(171)	—	(171)

	~~W~~	196,446	(38,032)	158,414

(c)	Reconciliation of the actual effective tax rate for the years ended December 31, 2018, 2019, and 2020 is as follows:

(In millions of won)
	2018			2019		2020
Loss before income tax	~~W~~		(91,366)		(3,344,242)		(595,098)

Income tax expense (benefit) using the statutory tax rate of each country		(33.60%)	30,695	23.94%	(800,660)	31.55%	(187,754)
Non-deductible expenses		(40.07%)	36,608	(0.95%)	31,649	(2.32%)	13,789
Tax credits		117.27%	(107,146)	1.47%	(49,269)	12.61%	(75,051)
Change in unrecognized deferred tax assets(*1)		(70.94%)	64,818	(9.97%)	333,318	44.83%	(266,771)
Adjustment for prior years(*2)		(90.00%)	82,225	1.07%	(35,787)	9.31%	(55,410)
Effect on change in tax rate		15.68%	(14,326)	(0.40%)	13,353	(1.24%)	7,386
Others		5.25%	(4,797)	(1.05%)	35,232	(6.61%)	39,349

Income tax expense (benefit)	~~W~~		88,077		(472,164)		(524,462)

Effective tax rate			(*3)		(*3)		(*3)

(*1)
Change in unrecognized deferred tax assets in 2020 consist of tax effect from recognizing previously unrecognized deferred tax assets in relation to tax credit carry forwards due to amendments to tax laws in 2020 (extension of tax credit carryforward period from 5 years to 10 years and others) resulting in increase of probability for utilization of tax credit carryforwards.

(*2)	Adjustment for prior years in 2020 consist of additional use of tax credits in amended tax returns and others.
(*3)	Actual effective tax rate is not calculated due to loss before income tax.

(d)	Tax uncertainties
In 2019, additional taxes were imposed from tax authorities of China in relation to transfer price investigations conducted in subsidiaries located in China, The mutual agreement procedures for elimination of double taxation between tax authorities of the Republic of Korea and China are in progress from 2019 in order for the Group to receive tax refunds from the tax authority of the Republic of Korea. During the year ended December 31, 2019, the Group recognized current tax assets of
~~W~~
109,222 million in connection with the above and there is
no
change for the year ended December 31, 2020.